LOAN FROM NON-RELATED PARTIES	9 Months Ended
Sep. 30, 2013
LOAN FROM NON-RELATED PARTIES [Abstract]
LOAN FROM NON-RELATED PARTIES
NOTE 9- LOAN FROM NON-RELATED PARTIES

During the nine months ended September 30, 2013, the Company received advances from a non-affiliate of $28,550. As of September 30, 2013, the outstanding balance of such advances was $26,145. The above advances are non-interest bearing and payable on December 31, 2013.